July 25, 2003



Securities and Exchange Commission
450 5 Street, N.W.

Washington  DC  50549

RE:  Midland National Life Separate Account A
     File Number 333-14081

Commissioners:

Enclosed for filing is a copy of Post-Effective Amendment Number 10 to the above referenced Form N-6 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland, Asbill and Brennan at 202-383-0126.

/s/

Terri Silvius
Compliance Manager

cc:      Frederick R. Bellamy
         Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on July 25, 2003
===============================================================================

                                               Registration File No. 333-14081

                                                                     811-05271

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                 ---------------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [   ]

                       PRE-EFFECTIVE AMENDMENT NO. ___                    [   ]

                    POST-EFFECTIVE AMENDMENT NO. _10__                    [ X ]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                 ACT OF 1940                              [   ]

                            AMENDMENT NO. ___ 4                           [ X ]

                        (Check appropriate box or boxes.)

                    Midland National Life Separate Account A
                           (Exact name of registrant)

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                                One Midland Plaza
                      Sioux Falls, South Dakota 57193-9991
              (Address of depositor's principal executive offices)
        Depositor's Telephone Number, including Area Code: (605) 335-5700

      Steve Horvat, General Counsel                      Copy to:
 Midland National Life Insurance Company        Frederick R. Bellamy, Esq.
            One Midland Plaza                 Sutherland Asbill & Brennan LLP
  Sioux Falls, South Dakota 57193-9991        1275 Pennsylvania Avenue, N.W.
 (Name and address of agent for service)         Washington, DC 20004-2415

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):
|X| immediately upon filing pursuant to paragraph (b)
[ ] on ___________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on ________pursuant to paragraph (a)(i) of Rule 485

If appropriate check the following box:

|_| This post-effective amendment designates a new effective date for a new effective date for a previously filed post-effective amendment ___________

                      Title of Securities Being Registered:
    Interests in Individual Flexible Premium Variable Life Insurance Policies

                 Premier Variable Universal Life 1.1 Supplement
                      PREMIERE VARIABLE UNIVERSAL LIFE 1.1
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account A

                         Supplement dated July 25, 2003
                         to Prospectus Dated May 1, 2003

Add this to your prospectus dated May 1, 2003.

                                  Illustration

Following are a series of tables that illustrate how the policy funds, cash surrender values, and death benefits of a policy change with the investment performance of the funds. The tables show how the policy funds, cash surrender values, and death benefits of the policy issued to an insured of a given age and given premium would vary over time if the return on the assets held in each portfolio of the funds were a constant gross, after tax annual rate of 0%, 6%, or 12%. The tables on pages 3 through 5 illustrate a policy issued to a male, age 40, under a standard non-smoker underwriting risk classification. The policy funds, cash surrender values, and death benefits would be different from those shown if the returns averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years.

The amount of the policy fund exceeds the cash surrender value during the surrender charge period due to the surrender charge. For policy years eleven and after, the policy fund and cash surrender value are equal, since the surrender charge has reduced to zero.

The second column shows the accumulation value of the premiums paid at the stated interest rate. The third and sixth columns illustrate the policy funds and the fourth and seventh column illustrate the cash surrender values of the policy over the designated period. The policy funds shown in the third column and the policy funds shown in the fourth column assume the monthly charge for the cost of insurance is based upon the current cost of insurance rates. The policy funds shown in the sixth column and the cash surrender values shown in the seventh column assume the monthly charge for cost of insurance is based upon the cost of insurance rates that We guarantee. The maximum monthly charge for cost of insurance rates allowable under the policy is based on the Commissioner's 1980 Standard ordinary Mortality Table. The fifth and eighth columns illustrate the death benefit of the policy over the designated period. The illustrations of the death benefits reflect the same assumptions as the policy fund and cash surrender values. The amounts shown for the death benefit, policy funds, and cash surrender values reflect the fact that the net investment return of the divisions of our separate Account is lower then the gross, after-tax return on the assets in the funds, as a result of expenses paid by the funds and charges levied against the divisions of our Separate Account. The illustrations also reflect the 5.0% premium load for band 2 (for the first 15 years on a current basis) deduction from each premium, and the $7.00 per month expense charge (reduced to $4.00 per month on a current basis) as well as current and guaranteed cost of insurance charges.

The policy funds shown assume daily investment advisory fees and operating expenses equivalent to an annual rate of 0.88% of the aggregate average daily net assets of the Portfolios of the funds (the average rate of the Portfolios for the period ending December 31, 2002). The actual fees and expenses associated with the policy may be more or less than 0.88% and will depend on how allocations are made to each investment division. The policy funds also take into account a daily charge to each division of Separate Account A for assuming mortality and expense risks and administrative charges which is equivalent to a charge at an annual rate of 0.90% of the average net assets of the divisions of Separate Account A. We guarantee to reduce this charge to 0.10% after the 10th policy year. . After reductions for the mortality and expense risk charge and average portfolio expenses, the assumed gross investment rates of 0%, 6%, and 12% correspond to approximate net annual rates of - 1.78%, 4.22% and 10.22% respectively (-0.98%, 5.02%, 11.02%, after year 10).

The approximate net annual rates do not include premium charges, cost of insurance charges, surrender charges, expense charges nor any charges for additional benefits.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account A since Midland National is not currently making such charges. However, if, in the future, such charges are made, the gross annual investment rate of return would have to exceed the stated investment rates by a sufficient amount to cover the tax charges in order to produce the policy funds, cash surrenders values, and death benefits illustrated.

The tables illustrate the policy funds that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year and if no policy loans have been made. The values would vary from those shown if the assumed annual premium payments were paid in installments during a year. The values would also vary if the policy owner varied the amount or frequency of premium payments. The tables also assume that the policy owner has not requested an increase or decrease in face amount, that no withdrawals have been made and no withdrawal charges imposed, that no policy loans have been taken, and that no transfers have been made and no transfer charges imposed.

            MIDLAND NATIONAL LIFE INSURANCE COMPANY - PREMIER VUL 1.1
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                           ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-SMOKER ISSUE AGE 40                                                             ANNUAL RATE OF RETURN: 0%
$350,000 INITIAL SPECIFIED AMOUNT                                                         ASSUMED ANNUAL PREMIUM(1): $3,675

                              Assuming Current Costs                           Assuming Guaranteed Costs
                       Premiums                      Cash                                    Cash
     End      Accumulated at 5%       Policy    Surrender          Death       Policy    Surrender         Death
 of Year      Interest Per Year         Fund        Value        Benefit         Fund        Value       Benefit
     1                    3,859        2,810            0        350,000        2,521            0       350,000
     2                    7,910        5,534            0        350,000        4,963            0       350,000
     3                   12,165        8,132        1,044        350,000        7,285          198       350,000
     4                   16,632       10,648        3,955        350,000        9,492        2,798       350,000
     5                   21,322       13,085        6,981        350,000       11,585        5,481       350,000
     6                   26,247       15,444        9,932        350,000       13,568        8,056       350,000
     7                   31,418       17,727       13,002        350,000       15,443       10,718       350,000
     8                   36,848       19,896       15,959        350,000       17,173       13,236       350,000
     9                   42,549       21,916       18,962        350,000       18,801       15,847       350,000
    10                   48,535       23,828       22,253        350,000       20,289       18,714       350,000
    11                   54,820       25,810       25,810        350,000       21,785       21,785       350,000
    12                   61,420       27,664       27,664        350,000       23,117       23,117       350,000
    13                   68,350       29,431       29,431        350,000       24,289       24,289       350,000
    14                   75,626       31,112       31,112        350,000       25,224       25,224       350,000
    15                   83,266       32,746       32,746        350,000       25,963       25,963       350,000
    16                   91,288       34,515       34,515        350,000       26,431       26,431       350,000
    17                   99,712       36,200       36,200        350,000       26,628       26,628       350,000
    18                  108,556       37,803       37,803        350,000       26,555       26,555       350,000
    19                  117,842       39,324       39,324        350,000       26,135       26,135       350,000
    20                  127,593       40,728       40,728        350,000       25,367       25,367       350,000
    25                  184,167       44,184       44,184        350,000       14,096       14,096       350,000
    30                  256,371       41,821       41,821        350,000            0            0             0
    35                  348,523       30,605       30,605        350,000            0            0             0
    40                  466,136        4,509        4,509        350,000            0            0             0
    45                  616,243            0            0              0            0            0             0

1.   ASSUMES A $3,675 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY YEAR. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE
     PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.   ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN
     ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MIDLAND NATIONAL LIFE INSURANCE COMPANY - PREMIER VUL 1.1
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                           ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-SMOKER ISSUE AGE 40                                                             ANNUAL RATE OF RETURN: 6%
$350,000 INITIAL SPECIFIED AMOUNT                                                         ASSUMED ANNUAL PREMIUM(1): $3,675

                               Assuming Current Costs                          Assuming Guaranteed Costs
                       Premiums                      Cash                                    Cash
     End      Accumulated at 5%       Policy    Surrender          Death       Policy    Surrender         Death
 of Year      Interest Per Year         Fund        Value        Benefit         Fund        Value       Benefit
     1                    3,859        2,999            0        350,000        2,701            0       350,000
     2                    7,910        6,088            0        350,000        5,481            0       350,000
     3                   12,165        9,229        2,142        350,000        8,301        1,214       350,000
     4                   16,632       12,467        5,773        350,000       11,166        4,472       350,000
     5                   21,322       15,808        9,704        350,000       14,078        7,974       350,000
     6                   26,247       19,257       13,744        350,000       17,040       11,528       350,000
     7                   31,418       22,819       18,094        350,000       20,058       15,333       350,000
     8                   36,848       26,460       22,523        350,000       23,094       19,157       350,000
     9                   42,549       30,148       27,194        350,000       26,192       23,238       350,000
     10                  48,535       33,925       32,350        350,000       29,316       27,741       350,000
     11                  54,820       38,054       38,054        350,000       32,686       32,686       350,000
     12                  61,420       42,291       42,291        350,000       36,089       36,089       350,000
     13                  68,350       46,684       46,684        350,000       39,530       39,530       350,000
     14                  75,626       51,243       51,243        350,000       42,938       42,938       350,000
     15                  83,266       56,015       56,015        350,000       46,354       46,354       350,000
     16                  91,288       61,210       61,210        350,000       49,708       49,708       350,000
     17                  99,712       66,621       66,621        350,000       53,003       53,003       350,000
     18                 108,556       72,264       72,264        350,000       56,240       56,240       350,000
     19                 117,842       78,153       78,153        350,000       59,351       59,351       350,000
     20                 127,593       84,274       84,274        350,000       62,333       62,333       350,000
     25                 184,167      117,327      117,327        350,000       73,346       73,346       350,000
     30                 256,371      156,640      156,640        350,000       70,675       70,675       350,000
     35                 348,523      204,433      204,433        350,000       33,755       33,755       350,000
     40                 466,136      265,359      265,359        350,000            0            0       350,000
     45                 616,243      349,506      349,506        366,981            0            0       350,000
     50                 807,822      459,008      459,008        481,959            0            0       350,000
     55               1,052,330      595,987      595,987        601,947            0            0       350,000
     60               1,364,391      782,434      782,434        782,434            0            0             0

1.   ASSUMES A $3,675 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY YEAR. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE
     PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.   ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN
     ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MIDLAND NATIONAL LIFE INSURANCE COMPANY - PREMIER VUL 1.1
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                           ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-SMOKER ISSUE AGE 40                                                            ANNUAL RATE OF RETURN: 12%
$350,000 INITIAL SPECIFIED AMOUNT                                                         ASSUMED ANNUAL PREMIUM(1): $3,675

                              Assuming Current Costs                           Assuming Guaranteed Costs
                       Premiums                      Cash                                    Cash
     End      Accumulated at 5%       Policy    Surrender          Death       Policy    Surrender         Death
 of Year      Interest Per Year         Fund        Value        Benefit         Fund        Value       Benefit
     1                   3,859        3,189            0        350,000          2,882            0       350,000
     2                   7,910        6,666            0        350,000          6,022            0       350,000
     3                  12,165       10,419        3,332        350,000          9,406        2,318       350,000
     4                  16,632       14,521        7,827        350,000         13,061        6,367       350,000
     5                  21,322       19,009       12,905        350,000         17,016       10,912       350,000
     6                  26,247       23,926       18,413        350,000         21,307       15,794       350,000
     7                  31,418       29,316       24,591        350,000         25,970       21,245       350,000
     8                  36,848       35,192       31,254        350,000         31,007       27,070       350,000
     9                  42,549       41,567       38,613        350,000         36,503       33,549       350,000
     10                 48,535       48,538       46,963        350,000         42,468       40,893       350,000
     11                 54,820       56,546       56,546        350,000         49,282       49,282       350,000
     12                 61,420       65,358       65,358        350,000         56,736       56,736       350,000
     13                 68,350       75,110       75,110        350,000         64,911       64,911       350,000
     14                 75,626       85,913       85,913        350,000         73,829       73,829       350,000
     15                 83,266       97,928       97,928        350,000         83,626       83,626       350,000
     16                 91,288      111,508      111,508        350,000         94,352       94,352       350,000
     17                 99,712      126,599      126,599        350,000        106,137      106,137       350,000
     18                108,556      143,384      143,384        350,000        119,129      119,129       350,000
     19                117,842      162,067      162,067        350,000        133,442      133,442       350,000
     20                127,593      182,855      182,855        350,000        149,270      149,270       350,000
     25                184,167      327,821      327,821        399,942        259,290      259,290       350,000
     30                256,371      571,934      571,934        663,444        449,135      449,135       520,996
     35                348,523      980,503      980,503      1,049,138        762,340      762,340       815,704
     40                466,136    1,667,876    1,667,876      1,751,269      1,284,173    1,284,173     1,348,382
     45                616,243    2,807,816    2,807,816      2,948,207      2,121,722    2,121,722     2,227,808
     50                807,822    4,672,486    4,672,486      4,906,110      3,425,645    3,425,645     3,596,927
     55              1,052,330    7,754,178    7,754,178      7,831,719      5,558,023    5,558,023     5,613,603
     60              1,364,391   13,103,119   13,103,119     13,103,119      9,397,627    9,397,627     9,397,627

1.   ASSUMES A $3,675 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY YEAR. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE
     PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.   ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN
     ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

           The following are incorporated in this filing by reference



                               Parts A, B and C of

                         Post-Effective Amendment No. 9

                         To this registration Statement


                              File Number 333-14081

                           As filed on May 1, 2003 for

                    Midland National Life Separate Account A

July 21, 2003


Midland National Life Insurance Company
One Midland Plaza

Sioux Falls, SD 57193


Gentlemen:

This opinion is furnished in connection with the filing of Post- Effective Amendment No. 10 to Registration Statement No. 333-14081 on Form N-6 ("Registration Statement") which covers premiums expected to be received under the flexible premium Variable Universal Life Insurance policy ("Policy") to be offered by Midland National Life Insurance Company. The Prospectus included in the Registration Statement describes policies which will be offered by Midland in each State where they have been approved by appropriate State insurance authorities. The policy forms were prepared under my direction, and I am familiar with the Registration Statement and Exhibits thereto.

In my opinion:
The illustrations of death benefits, policy fund and accumulated premiums in the illustration section of the Prospectuses included in the Registration Statement (the "Prospectus"), based on the assumptions stated in the illustrations, are consistent with the provisions of the Contract and Midland Nationals administrative procedures. The rate structure of the Contracts has not been designed, and the assumptions for the illustrations (including sex, age, rating classification, and premium amount and payment schedule) have not been selected, so as to make the relationship between premiums and benefits, as shown in the illustrations, appear to be materially more favorable than for any other prospective purchaser with different assumptions. The illustrations are based on a commonly used rating classification and premium amounts and ages appropriate for the markets in which the policy is sold.

I hereby consent to the filing of this opinion as an Exhibit to the Registration Statement.

Sincerely,

 /s/


Timothy A. Reuer, FSA, MAAA
Vice President - Product Development

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Midland National Life Separate Account A, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 21st day of July, 2003.

                                                                                MIDLAND NATIONAL LIFE
                                                                                SEPARATE ACCOUNT A (REGISTRANT)


Attest:  /s/                                                                    By:   /s/*
        ------------------------------------------------------                  ------------------------------
                                                                                 MICHAEL M. MASTERSON
                                                                                 Chairman of the Board


                                                                                By:  MIDLAND NATIONAL LIFE
                                                                                     INSURANCE COMPANY (DEPOSITOR)


Attest:  /s/                                                                    By:  /s/*
        ------------------------------------------------------                  ------------------------------
                                                                                MICHAEL M. MASTERSON
                                                                                Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April, 28, 2003.

                      Signatures                                        Title                        Date

/s/  *                                               Chairman of the Board of Directors,           __________
------------------------------------                 Director, Chief Executive Officer
MICHAEL M. MASTERSON                                (Principal Executive Officer)


/s/  *                                              Senior Vice President, Chief Financial Officer __________
-------------------------------------               (Principal Financial Officer)
THOMAS M. MEYER


/s/  *                                               President, Chief Operating Officer, Director  __________
------------------------------------
JOHN J. CRAIG, II


/s/  *                                               Director, Senior Vice President,              __________
------------------------------------                 Chief Marketing Officer
STEVEN C. PALMITIER


/s/  *                                               Director, Senior Vice President,              __________
------------------------------------                 Corporate Actuary
DONALD J. IVERSON


/s/  *                                               Director, Senior Vice President-Legal

------------------------------------
STEPHEN P. HORVAT, JR.


/s/  *                                               Director, Chief Executive Officer, President  __________
------------------------------------                 of Sammons
ROBERT W. KORBA


*By:  /s/______________________________________                                 July 21, 2003
                Stephen P. Horvat, Jr.                                          -------------
                   Attorney-in-Fact
         Pursuant to Power of Attorney

                                POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2003.

SIGNATURE                           DATE                      SIGNATURE                          DATE

/s/                                 1/8/03                    /s/                                1/7/03
----------------------------------- ------                    ---------------------------------- ------
Michael M. Masterson                                          John J. Craig II



/s/                                 1/703                     /s/                                1/7/03
----------------------------------- -----                     ---------------------------------- ------
Steven C. Palmitier                                           Donald J. Iverson



/s/                                 1/7/03                    /s/                                1/7/03
----------------------------------- --------                  ---------------------------------- ------
Stephen P. Horvat, Jr.                                        Thomas M. Meyer



/s/                                 1/8/03
----------------------------------- ------
Robert W. Korba